Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Preparation
BASIS OF PREPARATION
Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were approved and authorized for issue by the Board of Directors (the “Board”) on June 7, 2023.
Basis of Measurement
These consolidated financial statements have been prepared under the historical cost basis except for
•Identifiable assets acquired and liabilities and contingent liabilities resulting from a business combination which are generally measured initially at their fair values at the acquisition date;
•Lease obligations, which are initially measured at the present value of the lease payments that are not paid at the lease commencement date;
•Equity classified share-based payment arrangements which are measured at fair value at grant date pursuant to IFRS 2, Share-Based Payment; and
•Derivatives, which are initially recognized at fair value on the date the derivative contract is entered into and are subsequently re‑measured at their fair value at the end of each reporting period.
Certain figures have been reclassified to conform to the current year presentation.

Changes in accounting policy
CHANGE IN ACCOUNTING POLICY
IAS 7 Statement of Cash Flows
IAS 7 prescribes that interest paid is to be classified as operating cash flows (the Group’s previous classification), or alternatively, interest paid may be classified as financing cash flows. As at October 1, 2022, as a result of recent business acquisitions financed through its senior revolving credit facility and balance of purchase price payable, the Group changed its cash flow presentation to present interest paid as financing cash flows instead of operating cash flows. This presentation provides more relevant information regarding the cash flows of the Group.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
This change in accounting policy has been applied retrospectively. Changes to the comparative amounts in the Group’s consolidated statements of cash flows are as follows:

	For the year ended March 31, 2022
	As previously reported	Adjustment	Restated amount
	$	$	$
Net cash from (used in) operating activities	(1,629)	3,479	1,850
Net cash from financing activities	31,396	(3,479)	27,917

Principles of Consolidation
PRINCIPLES OF CONSOLIDATION
Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed or has the right to variable returns from its relationship with the entity and is able to affect those returns through its power over the activities of the entity. The subsidiaries’ financial statements are included in these consolidated financial statements from the date of commencement of control until the date that control ceases.
Subsidiaries’ accounting policies have been adjusted, when necessary, to align with the policies adopted by the Group.
All intercompany balances and transactions, and any unrealized income and expenses arising from intra company transactions, are eliminated on consolidation.
These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. The Company’s principal subsidiaries are as follows:

		2023	2022
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
9466-6997 Québec Inc.	Quebec, Canada	100%	—
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Vitalyst, LLC	Delaware, USA	100%	100%
Datum Consulting Group, LLC	Indiana, USA	100%	—
Alithya France SAS	France	100%	100%
DCG Team UK Limited	United Kingdom	100%	—
Datum Consulting Group Australia Pty Limited	Australia	100%	—
Alithya Numérique Maroc SARLAU	Morocco	100%	100%
Datum Cybertech India Pvt Ltd.	India	100%	—

On April 1, 2022, Alithya Consulting Inc. acquired all of the shares of Trafic 3W Inc. (note 3). Immediately following such acquisition, Trafic 3W Inc. was amalgamated with Alithya Consulting Inc.

Business Combinations
BUSINESS COMBINATIONS
The Group accounts for its business combinations using the acquisition method. Under this method, the consideration transferred is measured at fair value. Acquisition-related and integration costs associated with the business combination are expensed as incurred. Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as a financial liability is remeasured at fair value with the changes in fair value recognized in the consolidated statements of operations and comprehensive loss.
The Group recognizes goodwill as the excess of the cost of the acquisition over the net identifiable tangible and intangible assets acquired and liabilities assumed at their acquisition date fair values and any non-controlling interest in the acquiree. The fair value allocated to tangible and intangible assets acquired and liabilities assumed are based on management’s assumptions, including assumptions that would be made by market participants, acting in their economic best interest. These assumptions include the future expected cash flows arising from the intangible assets identified. The goodwill recognized is composed of the future economic value associated to acquired work force and any identified synergies with the Group’s operations which are primarily due to reduction of costs and new business opportunities. The determination of fair value involves making estimates relating to acquired intangible assets, property and equipment, litigation, provision for estimated losses on revenue-generating contracts, other onerous contracts, tax and other contingency reserves. Estimates include the forecasting of future cash flows and discount rates. Subsequent changes in fair values are adjusted against the cost of acquisition, if they qualify as measurement period adjustments. The measurement period is the period between the date of acquisition and the date where all significant information necessary to determine the fair values is available, not to exceed twelve months. All other subsequent changes are recognized in the consolidated statements of operations.
Translation of Foreign Currencies
TRANSLATION OF FOREIGN CURRENCIES
The Group’s consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. Each entity in the group determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. Functional currency is the currency of the primary economic environment in which the entity operates.
Foreign currency transactions and balances
Revenue, expenses and non-monetary assets and liabilities denominated in foreign currencies are recorded at the rate of exchange prevailing at the transaction date, except for non-monetary items measured at fair value, which are translated using the exchange rates at the date when the fair value was determined. Monetary assets and liabilities denominated in foreign currencies are translated at exchange rates prevailing at the reporting date. Unrealized and realized translation gains and losses, resulting from the settlement of such transactions and from the remeasurement of monetary items denominated in foreign currency, are reflected in the consolidated statements of operations.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Foreign operations
In the Group’s consolidated financial statements, all assets, liabilities and transactions of Group entities with a functional currency other than the Canadian dollar are translated into Canadian dollars upon consolidation. The functional currencies of entities within the Group have remained unchanged during the reporting period. Upon consolidation, assets and liabilities have been translated into Canadian dollars at the closing rate at the reporting date. Goodwill and fair value adjustments arising from the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Canadian dollars at the closing rate. Revenue and expenses have been translated into Canadian dollars at the average rate over the reporting period. Exchange differences are charged or credited to other comprehensive income and recognized in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognized in equity are reclassified to the consolidated statements of operations and are recognized as part of the gain or loss on disposal.

Revenue Recognition, Unbilled Revenue And Deferred Revenue
REVENUE RECOGNITION, UNBILLED REVENUES AND DEFERRED REVENUES
The Group generates revenue principally through the provision of consulting services in the areas of information technology including systems implementation and strategy. These services are provided under arrangements with varying pricing mechanisms.
To determine whether to recognize revenue, the Group follows a 5-step process:
•Identifying the contract with a customer;
•Identifying the performance obligations;
•Determining the transaction price;
•Allocating the transaction price to the performance obligations; and
•Recognizing revenue when/as performance obligation(s) are satisfied.
The total transaction price for a contract is allocated amongst the various performance obligations based on their relative standalone selling prices. Revenue is recognized either at a point in time or over time, when (or as) the Group satisfies performance obligations by transferring the promised goods or services to its customers, including variable consideration, such as, discounts, volume rebates, service-level penalties, and incentives. Variable consideration is estimated using either the expected value method or most likely amount method and is included only to the extent it is highly probable that a significant reversal of cumulative revenue recognized will not occur. In making this judgement, management will mostly consider all information available at the time, the Group’s knowledge of the client or the industry, the type of services to be delivered and the specific contractual terms of each arrangement.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
The Group enters into arrangements with multiple performance obligations which typically include software, post-contract support (or maintenance), and consulting services. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Group has determined standalone selling prices for each of the performance obligations in connection with the evaluation of arrangements with multiple performance obligations. The Group has determined standalone selling prices for consulting services based on a stated and consistent rate per hour range in standalone transactions. The Group has determined standalone selling prices for software through consistent stated rates for software components. The Group has determined standalone selling prices for maintenance based on observable prices for standalone renewals.
The Group recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as deferred revenues in the statement of financial position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognizes either an unbilled revenues or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.
Certain of the Group’s arrangements may include client acceptance clauses. Each clause is analyzed to determine whether the earnings process is complete when the service is performed. Formal client sign-off is not always necessary to recognize revenue, provided that the Group objectively demonstrates that the criteria specified in the acceptance provisions are satisfied. Some of the criteria reviewed include historical experience with similar types of arrangements, whether the acceptance provisions are specific to the client or are included in all arrangements, the length of the acceptance term and historical experience with the specific client.
Contract modifications are changes in scope and/or price that are approved by the parties to the contract. Approval may be written, oral or implied by customary business practices, and are legally enforceable. The Group accounts for modifications as a separate contract if the modifications add distinct goods or services that are priced commensurate with standalone selling prices or if the remaining goods or services are distinct from those already transferred, otherwise modifications are accounted for as part of the original contract.
Time and materials arrangements – Revenue from consulting and support services and systems implementations under time and materials arrangements is recognized as the services are rendered. Contractual billings of such arrangements correspond with the value provided to the client, and therefore revenues are recognized when amounts become billable.
Fixed-fee arrangements – Revenue from consulting services and systems implementations under fixed-fee arrangements where the outcome of the arrangements can be estimated reliably is recognized over time based on the measure of progress determined by the Group's efforts or inputs towards satisfying the performance obligation relative to the total expected inputs. The Group primarily uses labour costs or labour hours to measure the progress towards completion. This method relies on estimates of total expected labour costs or total expected labour hours to complete the service, which are compared to labour costs or labour hours incurred to date, to arrive at an estimate of the percentage of revenue earned to date. Management regularly reviews underlying estimates of total expected labour costs or hours. If the outcome of an arrangement cannot be estimated reliably, revenue is recognized to the extent of arrangement costs incurred that are likely to be recoverable. For certain contracts, the Group recognizes revenue based on its right to consideration when such amount corresponds to the entity’s performance completed to date.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Service based arrangements – The client pays a recurring fee in exchange for a monthly recurring service (typically support). The revenue for these arrangements is recognized over time.
Subscriptions to learning services, which are available to customers at any times with unlimited use, are recognized over time, on a straight-line basis over the contract term.
Software revenue – Software revenue is generated from the resale of certain third-party off-the-shelf software and maintenance. The majority of the software sold by the Group is delivered electronically. For software that is delivered electronically, the Group considers transfer of control to have occurred when the customer either (a) takes possession of the software via a download (that is, when the customer takes possession of the electronic data on its hardware), or (b) has been provided with access codes that allow the customer to take immediate possession of the software on its hardware pursuant to an agreement or purchase order for the software. In all instances, the resale of third-party software and maintenance is recorded on a net basis.
Third party software and maintenance revenue are recognized upon delivery of the software, as all related warranty and maintenance is performed by the primary software vendor and not the Group.
Group created software, and the associated maintenance, is reported on a gross basis and revenue is recognized point in time when it is distinct from the maintenance and support, otherwise it is recognized over time. Revenue from the sale of Group created software from software as a service ("SaaS") is recognized over time, on a straight line basis as the Group stands ready to provide customers with continuous access to its software over the contractual term.
For a SaaS arrangement with a fee structure based upon customer usage and priced at a fixed rate for usage, the Group recognizes revenue based on its right to consideration when such amount corresponds to the entity’s performance completed to date.
Estimated losses on revenue-generating contracts – Estimated losses on revenue-generating contracts may occur due to additional contract costs which were not foreseen at the inception of the contract. Contract losses are measured at the amount by which the estimated incremental costs, including direct labour, material and an allocation of other costs that relate directly to fulfilling contracts exceed the estimated total revenue from the contract. The estimated losses on revenue-generating contracts are recognized in the period when it is determined that a loss is probable. The expected loss is first applied to impair the related capitalized contract costs, if any, with the excess recorded under performance obligations in customer contracts in accounts payable and accrued liabilities. Management regularly reviews arrangement profitability and underlying estimates.
Unbilled revenues and deferred revenues – Amounts recognized as revenue in excess of billings are classified as unbilled revenues. Amounts received in advance of the performance of services are classified as deferred revenues.

Financial Instruments
FINANCIAL INSTRUMENTS
Recognition and Derecognition
Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Classification and Initial Measurement of Financial Assets
Except for those accounts receivables and other receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).
Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:
•amortized cost;
•fair value through profit or loss (FVTPL); and
•fair value through other comprehensive income (FVOCI).
The classification is determined by both:
•the entity’s business model for managing the financial asset; and
•the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in profit or loss are presented within financial expense, except for impairment of accounts receivables and other receivables, which is presented within selling, general and administrative expenses.
In the years presented, the Group does not have any financial assets categorized as FVOCI or FVTPL.
Subsequent measurement of financial assets at amortized cost
Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):
•they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows; and
•the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash, restricted cash and accounts receivable and other receivables fall into this category of financial instruments.
Impairment of financial assets and unbilled revenues
IFRS 9’s impairment requirements use forward-looking information to recognize expected credit losses – the ‘expected credit loss (ECL) model’. Instruments within the scope of IFRS 9’s impairment requirements included loans and other debt-type financial assets measured at amortized cost and FVOCI, accounts receivables and other receivables and unbilled revenues recognized and measured under IFRS 15 and loan commitments and some financial guarantee contracts (for the issuer) that are not measured at fair value through profit or loss. Expected credit losses are not significant for the Group.
The Group considers a range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
In applying this forward-looking approach, a distinction is made between:
•financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and
•financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).
‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.
‘12-month expected credit losses’ are recognized for the first category while ‘lifetime expected credit losses’ are recognized for the second category. Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.
The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
Impairment of Accounts Receivable and Other Receivables and Unbilled Revenues
The Group makes use of the simplified approach in accounting for accounts receivable and other receivables and unbilled revenues and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.
The Group assesses impairment of accounts receivables and other receivables and unbilled revenues based on days past due on a collective basis as customers with similar payment delays possess shared credit risk characteristics. The Group also assesses impairment of accounts receivables and other receivables and unbilled revenues on a customer-by-customer basis based on specific risks identified.
Classification and measurement of financial liabilities
The Group’s financial liabilities include accounts payable and accrued liabilities, contingent consideration and long-term debt.
Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss.
Accounts payable and accrued liabilities, and long-term debt are financial liabilities which are subsequently measured at amortized cost using the effective interest method.
Financial liabilities designated at FVTPL which include contingent consideration, are carried subsequently at fair value with gains or losses recognized in profit or loss.
All interest-related charges and, if applicable, changes in an instrument’s fair value are reported in the consolidated statements of operations within financial expenses.
Transaction Costs
Transaction costs related to loans and receivables and liabilities are considered as part of the carrying value of the asset or liability and are then amortized over the expected life of the instrument using the effective interest rate method.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Financial Income and Expenses
Financial income includes interest income on cash. Interest income is recognized as it accrues in earnings, using the effective interest method. Financial expenses include interest expense on borrowings, effective interest on non-interest bearing vendor financing arising from business combinations, amortization of the unwinding of the discount on provisions, amortization of finance costs and other interest and bank charges.
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
The Group enters into derivative financial instruments to manage its exposure to interest rate risks.
The resulting gain or loss on re-measurement at the fair value of the derivatives is recognized in the consolidated statements of operations, unless the derivative is designated and is effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of operations depends on the nature of the hedge relationship. The cash flows of the hedging instruments are classified in the same manner as the cash flows of the item being hedged.
The Group documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The documentation includes the identification of the nature of the risk being hedged, the economic relationship between the hedged items and the hedging instruments which should not be dominated by credit risk, the hedge ratio consistent with the risk management strategy pursued and how the Company will assess the effectiveness of the hedging relationship on an ongoing basis. Management evaluates hedge effectiveness at inception of the hedge instrument and quarterly thereafter. Hedge effectiveness is measured prospectively as the extent to which changes in the fair value or cash flows of the derivative offsets the changes in the fair value or cash flows of the underlying hedged item or risk when there is a significant mismatch between the terms of the hedging instrument and the hedged item.
Cash flow hedge
The effective portion of the change in the fair value of the derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. It is reclassified out of other comprehensive income into the consolidated statements of operations when the hedged item is recognized in the consolidated statements of operations.
The gain or loss relating to the ineffective portion, if any, is recognized immediately in the consolidated statements of operations.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecasted transaction is ultimately recognized in net loss. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to net loss.

Earnings per Share
EARNINGS PER SHARE
Basic earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to the holders of Shares (as defined further herein) by the weighted average number of Shares outstanding during the period. The net earnings (loss) attributable to the holders of Shares corresponds to the net earnings (loss) adjusted by deducting earnings allocated to preferred shares.
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the weighted average number of additional Shares that would have been outstanding assuming the conversion of all potential equity instruments, including deferred, restricted and performance share units, if dilutive.
Dilutive potential outstanding stock options include the total number of additional Shares that would have been issued by the Company assuming stock options with exercise prices below the average market price for the year were exercised and reduced by the number of Shares that the Company could have repurchased if it had used the assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the period.
“Shares” include the Subordinate Voting Shares and Multiple Voting Shares (as defined further herein).

Restricted Cash
RESTRICTED CASH
Restricted cash represents amounts held in trust as required by contractual obligations arising from a business acquisition. Restricted cash that is not expected to become unrestricted within the next twelve months is included in non-current assets on the statements of financial position.

Government Assistance - Tax Credits
GOVERNMENT ASSISTANCE
Certain subsidiaries are eligible for government assistance programs, in the different jurisdictions, in the form of grants, loans and tax credits for the development of e-business. Government assistance is recorded when there is reasonable assurance that the assistance will be received and that the subsidiary will comply with all relevant conditions. Assistance is treated as a reduction in the cost of the related item.
In preparing claims, judgment is required in interpreting the regulations related to these programs, determining if the operations of the subsidiaries qualify and identifying and quantifying eligible expenses. These claims are subject to examination and audit by local authorities, who may disagree with interpretations made by the Group. Management estimates the amounts to be received or forgiven under these programs. Final settlements following examinations and audits could be different from amounts recorded and could have a material effect on the financial position or operating results of the Group.

Property and Equipment ("P&E")
PROPERTY AND EQUIPMENT (“P&E”)
Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.

Leases
LEASES
The Group as a lessee
For any new contracts entered into, the Group considers whether a contract is, or contains a lease. A lease is defined as a “contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration”. To apply this definition, the Group assesses whether the contract meets three key evaluations which are whether:
•the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group;
•the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract; and
•the Group has the right to direct the use of the identified asset throughout the period of use. The Group assesses whether it has the right to direct “how and for what purpose” the asset is used throughout the period of use.
Measurement and recognition of leases as a lessee
At lease commencement date, the Group recognizes a right-of-use asset and a lease liability on the statement of financial position. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).
The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.
At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Group’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability are made up of fixed payments (including in-substance fixed payments), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.
Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments.
When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or net loss if the right-of-use asset is already reduced to zero.
The Group has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in the consolidated statements of operations on a straight-line basis over the lease term.

Intangibles
INTANGIBLES
Intangible assets consist mainly of customer relationships, non-compete agreements and internal-use business solutions, software licenses and tradenames. Internal use business solutions and software licenses (“Software”) are recorded at cost. In addition, internal-use business solutions developed internally are capitalized when they meet specific capitalization criteria related to technical and financial feasibility and when the Group demonstrates its ability and intention to use them. Amortization of internal-use business solutions commences once the solution is available for use. Customer relationships, non-compete agreements, internal-use business solutions, software licenses and tradenames acquired through business combinations are initially recorded at their fair value. The Group amortizes its intangible assets using the straight-line method as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.

Goodwill
GOODWILL
Goodwill represents the excess of the cost of an acquisition over the fair value of the Group's share of the net identifiable assets of the acquired subsidiary at the date of acquisition and it is measured net of accumulated impairment losses. Goodwill is not amortized, but instead tested for impairment annually, or more frequently, should events or changes in circumstances indicate that the goodwill may be impaired.

Impairment of P&E, Right-of-use Assets, Intangibles and Goodwill
IMPAIRMENT OF P&E, RIGHT-OF-USE ASSETS, INTANGIBLES AND GOODWILL
Timing of impairment testing
The carrying amounts of the Group's P&E, right-of-use assets, intangible assets and goodwill are reviewed for impairment when events or changes in circumstances indicate that the carrying value may be impaired. At each reporting date, the Group assesses whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, are tested for impairment at least annually as at March 31.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Impairment testing
The recoverable amount of an asset or cash-generating unit ("CGU") is the greater of its value in use and its fair value less costs of disposal. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use and which are largely independent of the cash inflows of other assets or groups of assets (the "CGU"). For the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to the CGU, or the group of CGUs, that is expected to benefit from the synergies of the combination. This allocation is subject to an operating segment ceiling test and reflects the lowest level at which that goodwill is monitored for internal reporting purposes. An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in consolidated statement of operations. Impairment losses recognized in respect of CGUs that include goodwill are allocated first to reduce the carrying amount of any goodwill allocated to the CGUs, and then to reduce the carrying amounts of the other assets in the CGUs (group of CGUs) on a pro rata basis not beyond the highest of:
•The fair value less costs of disposal; and
•Value in use of the individual asset, if determinable.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Business acquisition, integration and reorganization costs
BUSINESS ACQUISITION, INTEGRATION AND REORGANIZATION COSTS
Business acquisition, integration and reorganization costs are comprised of transaction costs related to business acquisitions, whether successful or not, costs of integrating acquired businesses including redundant rent, gains or losses on lease modifications, impairment of right-of-use assets from previous business combinations, gains or losses on disposal of non-core assets, transition costs relating to system integrations, contingent consideration (note 3), including changes in fair value as well as employee compensation related to business acquisitions and severance resulting from integrations and significant changes in management structure.

Provisions
PROVISIONS
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Group’s provisions may consist of litigation and claim provisions arising in the ordinary course of business and decommissioning liabilities for operating leases of office buildings. The Group may record restructuring provisions related to business combinations and termination of employment costs incurred as part of the Group's productivity improvement initiatives. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Provisions are discounted using a current pre-tax rate when the impact of the time value of money is material. The increase in the provision due to the passage of time is recognized as a finance cost. The accrued litigation and legal claim provisions are based on historical experience, current trends and other assumptions that are believed to be reasonable under the circumstances. Estimates include the period in which the underlying cause of the claim occurred and the degree of probability of an unfavorable outcome.
In the case of decommissioning liabilities pertaining to operating leases of buildings where certain arrangements require premises to be returned to their original state at the end of the lease term, the provision is determined using the present value of the estimated future cash outflows.
Restructuring provisions, consisting primarily of severance, are recognized when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, appropriate timelines and has been communicated to those affected by it.

Income Taxes
INCOME TAXES
Income taxes are accounted for using the liability method of accounting.
Current income taxes are recognized with respect to the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the reporting date. Deferred income tax assets and liabilities are determined based on deductible or taxable temporary differences between the amounts reported for financial statement purposes and tax values of the assets and liabilities using enacted or substantively enacted tax rates that will be in effect for the year in which the differences are expected to be recovered or settled. Deferred income tax assets and liabilities are recognized in earnings, other comprehensive income or in equity based on the classification of the item to which they relate.
Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Share Capital
SHARE CAPITAL
Subordinate Voting Shares, Multiple Voting Shares and preferred shares that are not redeemable or are redeemable only at the Group's option are classified as equity. Incremental costs directly attributable to the issue of Subordinate Voting Shares, Multiple Voting Shares, preferred shares and stock options are recognized as a deduction from equity, net of any tax effects. Dividends payable by the Company to its shareholders, which are determined at the discretion of the Board and in accordance with the terms of each category of shares (note 12), are recorded when declared. Dividends on Subordinate Voting Shares, Multiple Voting Shares and preferred shares are recognized as distributions within equity.
When share capital recognized as equity is purchased for cancellation, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from share capital for the shares' assigned value, any excess being allocated to contributed surplus to the extent that contributed surplus was created by a net excess of proceeds over cost on cancellation or resale of shares of the same class (charged to retained earnings if no contributed surplus for the same class of shares exists), and any discount being assigned to contributed surplus. Eligible employees can purchase Subordinate Voting Shares at the price (fair value) then in effect, in the context of the share purchase plan described in note 13.

Share-Based Compensation Plans
SHARE-BASED COMPENSATION PLANS
Share purchase plan
The Company operates a share purchase plan for eligible employees of the Company and its subsidiaries. Under this plan, the Group matches the contributions made by employees up to a maximum percentage of the employee's gross salary. The Group’s contributions to the plan are recognized as salaries within cost of revenues and selling, general and administrative expenses.
Normal course issuer bid (“NCIB”)
When the Company purchases its own shares for cancellation through its NCIB, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled. When the shares are cancelled, the excess of the consideration paid over the average stated value of the shares purchased for cancellation is charged to the deficit.
Long-term incentive plan ("LTIP")
The Company operates a LTIP for eligible employees and directors of the Company and its subsidiaries which provides for various types of awards, including equity-settled stock options, deferred share units (“DSUs”), restricted share units (“RSUs”) and performance share units (“PSUs”). The Board, at its discretion, may elect to settle RSUs and PSUs in cash. The Company accounts for the RSUs and PSUs as equity-settled awards as the Board intends to settle these awards through the issuance of share capital.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
The fair value of the share-based expense is based on the grant date fair value of the award expected to vest over the vesting period with a corresponding adjustment through contributed surplus. For stock options the compensation cost is measured using the Black-Scholes option pricing model. For RSUs and DSUs the compensation cost is measured at the fair value of the underlying Subordinate Voting Share as at the grant date. The terms and conditions of each grant of PSUs, including market and non-market performance goals, are determined by the Board. For the portion of PSUs that are issuable based on market performance conditions, the amount of PSUs recognized as an expense is adjusted based on an estimate of fair value measured using a Monte Carlo model considering market performance conditions as at grant date. For the portion of the PSUs that are issuable based on non-market conditions, the amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. The determination as to whether the performance goals have been achieved are made by the Board.
Forfeitures, which are estimated at the time of grant, are included in the measurement of the expense and are subsequently adjusted to reflect actual events. For awards with graded vesting, the fair value of each tranche is recognized on a straight-line basis over its vesting period.
Any consideration paid by participants on exercise of stock options is credited to share capital together with any related share-based compensation expense originally recorded in contributed surplus.
When DSUs, RSUs and PSUs are settled, the recorded fair value of the award is removed from contributed surplus and credited to share capital.
Significant Management Judgement in Applying Accounting Policies and Estimation Uncertainty
SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES AND ESTIMATION UNCERTAINTY
The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the amounts reported as assets, liabilities, income and expenses in the consolidated financial statements. Actual results could differ from those estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which they occur and in any future periods affected.
The following are critical judgements that management has made in applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:
Determination of cash generating units – The identification of CGUs and grouping of assets into the respective CGUs is based on currently available information about actual utilization experience and expected future business plans. Management has taken into consideration various factors in identifying its CGUs. These factors include how the Group manages and monitors its operations, the nature of each CGU’s operations, and the major customer markets they serve. As such, the Group has identified its CGUs for purposes of testing the recoverability and impairment of non-financial assets to be: Canada, France, EPM, ERP and Data Solutions.
Determination of the aggregation of operating segments – The Group uses judgment in the aggregation of operating segments for financial reporting and disclosure purposes. The Group has examined its activities and has determined that it has three reportable segments based on geography: Canada, U.S. and International.
The following are assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments within the next year:
Revenue recognition of fixed-fee arrangements – The Group recognizes revenues from fixed-fee arrangements which can extend over more than one reporting period. Revenue from these fixed-fee arrangements is recognized over time based on a measure of progress using generally the Group’s best estimate of the total expected labour costs or total expected labour hours, and the related risks associated with completing the projects. In addition, the determination of anticipated costs for completing a contract is based on estimates that can be affected by a variety of factors, including the cost of materials and labour, as well as potential claims from customers. As risks and uncertainties are different for each project, the sources of variations between anticipated costs and actual costs incurred will also vary by project. The determination of estimates is based on the Group's business practices as well as its historical experience, and is tightly linked to detailed project management processes and controls. The information provided by the project managers combined with a knowledgeable assessment of technical complexities and risks are used in estimating the percentage complete.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Impairment of long-lived assets – The Group’s impairment test for goodwill is based on internal estimates of either the value-in-use calculations using valuation models such as the discounted cash flow model or the fair value less costs of disposal calculations using valuation models such as a multiple applied to Adjusted EBITDA. Key assumptions on which the Group has based its determination of the individual CGUs’ value-in-use include discounted future expected net operating cash flows, estimated long-term growth rates of net operating cash flows and pre-tax value weighted average cost of capital (“WACC”). Key assumptions used in the fair value less cost of disposal calculations include estimated revenues and EBITDA margin in determining forecasted Adjusted EBITDA, as well as the multiple applied to forecasted Adjusted EBITDA. Changes in these estimates can have a material impact on the recoverable amount calculations and ultimately the amount of any goodwill impairment recognized. Refer to note 8 for additional information on the assumptions used.
Business combinations – The Group accounts for business combinations using the acquisition method. The consideration transferred and the acquiree’s identifiable assets, liabilities and contingent liabilities are measured at their fair value. The Group develops the fair value by using appropriate valuation techniques which are generally based on discounted future expected cash flows. These evaluations are linked closely to the assumptions made by the Group and can consist of the future performance of the related assets, the discount rate and the attrition rate. Contingent consideration is measured at fair value using a discounted cash flow model.
Grants, loans and tax credits – The Group is eligible for government assistance programs, in different jurisdictions, which are recorded as a reduction in the cost of the related item when there is reasonable assurance that the assistance will be received and that the Group will comply with all relevant conditions. The Group interprets the regulations related to these programs, determines if the operations of the Group qualify and identifies and quantifies eligible expenses. These claims are subject to examination and audit by local authorities, who may disagree with interpretations made by the Group. These interpretations are used to determine the amounts to be received or forgiven under the programs and are subject to examinations and audits which could reach conclusions that are materially different from amounts recorded by the Group.

Future Accounting Standards
ACCOUNTING STANDARD AMENDMENTS EFFECTIVE FOR THE YEAR ENDING MARCH 31, 2023
The following amendment to existing standards was adopted by the Group on April 1, 2022 and had no significant impact on the Group’s consolidated financial statements.
Onerous Contracts, Cost of Fulfilling a Contract
In May 2020, the IASB issued Onerous Contracts - Cost of Fulfilling a Contract, which includes amendments to IAS 37. The amendments specify which costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The full cost approach considers that the 'cost of fulfilling' a contract comprises the 'costs that relate directly to the contract'. Costs that relate directly to a contract include incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
FUTURE ACCOUNTING STANDARDS
At the date of authorization of these consolidated financial statements, certain new standards, amendments and interpretations, and improvements to existing standards have been published by the IASB but are not yet effective and have not been adopted early by the Group. Management anticipates that all the relevant pronouncements will be adopted in the first reporting period following the date of application. Information on new standards, amendments and interpretations, and improvements to existing standards, which could potentially impact the Group’s consolidated financial statements, are detailed as follows:
NEW STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET EFFECTIVE
IAS 1 - Presentation of Financial Statements
On January 23, 2020, the IASB issued amendments to IAS 1 - Presentation of Financial Statements, to clarify the classification of liabilities as current or non-current. For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period. After reconsidering certain aspects of the 2020 amendments, the IASB reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Additional disclosure will be required to help users understand the risk that those liabilities could become repayable within twelve months after the reporting date. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that: settlement of a liability includes transferring a company’s own equity instruments to the counterparty; and when classifying liabilities as current or non-current, a company can ignore only those conversion options that are recognized as equity. The amendments to IAS 1 apply retrospectively and are effective for annual periods beginning on or after January 1, 2024, with earlier application permitted. Management is currently evaluating the impact of the amendment on its consolidated financial statements.
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policy Information
In February 2021, the IASB issued amendments to IAS 1 - Presentation of Financial Statements and IFRS Practice Statement 2 - Making Materiality Judgements. The amendments help entities provide accounting policy disclosures that are more useful to primary users of financial statements by:
•Replacing the requirement to disclose “significant” accounting policies under IAS 1 with a requirement to disclose “material” accounting policies. Under this, an accounting policy would be material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that primary users of general purpose financial statements make on the basis of those financial statements.
•Providing guidance in IFRS Practice Statement 2 to explain and demonstrate the application of the four-step materiality process to accounting policy disclosures.
The amendments shall be applied prospectively. The amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. Once an entity applies the amendments to IAS 1, it is also permitted to apply the amendments to IFRS Practice Statement 2. Management is currently evaluating the impact of the amendment on its consolidated financial statements.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Amendments to IAS 8, Definition of Accounting Estimates
In February 2021, the IASB amended IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors to introduce a new definition of “accounting estimates” to replace the definition of “change in accounting estimates” and also include clarifications intended to help entities distinguish changes in accounting policies from changes in accounting estimates. This distinction is important because changes in accounting policies must be applied retrospectively while changes in accounting estimates are accounted for prospectively. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. Management is currently evaluating the impact of the amendment on its consolidated financial statements.
Amendments to IAS 12 - Income Taxes
On May 7, 2021, the IASB issued amendments to IAS 12 - Income Taxes to narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will be required to recognize a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision. The amendments apply for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted. Management is currently evaluating the impact of this standard on its consolidated financial statements.